Report of Directors Corporate Governance - Assessment of the LTI Award (Details) - 2016 LTI Award - Long-Term Incentive Awards	36 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome	72.72%
Average return on equity
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting	20.00%
Payout percentage	8.50%
Actual	8.33%
Assessment	47.17%
Outcome	9.43%
Average return on equity | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage	7.00%
Average return on equity | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage	10.00%
Cost efficiency (adjusted jaws)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting	20.00%
Payout percentage	1.50%
Actual	3.10%
Assessment	100.00%
Outcome	20.00%
Cost efficiency (adjusted jaws) | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage	3.00%
Relative total shareholder return
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting	20.00%
Assessment	68.00%
Outcome	13.60%
Global Standards including risk and compliance, Status of AML DPA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting	10.00%
Assessment	100.00%
Outcome	10.00%
Global Standards including risk and compliance, Achieve and sustain compliance with Global Financial Crime Compliance policies and procedures
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting	15.00%
Actual	75.00%
Assessment	75.00%
Outcome	11.25%
Strategy, International client revenues
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting	3.75%
Payout percentage	51.00%
Actual	53.00%
Assessment	100.00%
Outcome	3.75%
Strategy, International client revenues | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage	50.00%
Strategy, International client revenues | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage	52.00%
Strategy, Revenue synergies
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting	3.75%
Payout percentage	23.00%
Actual	31.00%
Assessment	100.00%
Outcome	3.75%
Strategy, Revenue synergies | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage	22.00%
Strategy, Revenue synergies | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage	24.00%
Strategy, Employee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting	3.75%
Payout percentage	67.00%
Actual	58.00%
Assessment	0.00%
Outcome	0.00%
Strategy, Employee | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage	65.00%
Strategy, Employee | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage	70.00%
Strategy, Customer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighting	3.75%
Payout percentage	75.00%
Assessment	25.00%
Outcome	0.94%
Strategy, Customer | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage	50.00%
Strategy, Customer | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout percentage	100.00%